INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ (4,097,203)	R$ 165,298
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ 1,393,049	(56,201)
Tax rate	34.00%		34.00%
Tax effect on permanent differences:
Taxation (difference) on profit of subsidiaries abroad	R$ (24,933)	(97,439)
Tax incentive - Reduction SUDENE		261,910
Equity method	10,878	2,576
Thin capitalisation	(95,003)	(2,553)
Credit related to Reintegrate Program	4,515	37,627
Tax Incentives applied to Income tax	18,919	20,505
Unrealized profit on operations with subsidiaries		16,786
Director bonus	(43,913)
Other	18,949	(28,695)
Income and social contribution benefits (expenses) on the year	1,282,461	154,516	R$ 438,618
Income tax
Current	(220,311)	(300,438)
Deferred	1,093,200	604,190
Total income Tax	872,889	303,752
Social Contribution
Current	(25,799)	(286,130)
Deferred	435,371	136,894
Total Social Contribution	409,572	(149,236)
Income and social contribution benefits (expenses) on the year	R$ 1,282,461	R$ 154,516	R$ 438,618
Effective rate of income and social contribution tax expenses	31.00%	(93.50%)